UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-280224-10

Central Index Key Number of issuing entity: 0002061838

BMO 2025-C13 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-280224

Central Index Key Number of depositor: 0001861132

BMO Commercial Mortgage Securities LLC

(Exact name of depositor as specified in its charter)

Bank of Montreal

Central Index Key Number: 0000927971

German American Capital Corporation

Central Index Key Number: 0001541294

KeyBank National Association

Central Index Key Number: 0001089877

Goldman Sachs Mortgage Company

Central Index Key Number: 0001541502

Citi Real Estate Funding Inc.

Central Index Key Number: 0001701238

JPMorgan Chase Bank, National Association

Central Index Key Number: 0000835271

Zions Bancorporation, N.A.

Central Index Key Number: 0000109380

BSPRT CMBS Finance, LLC

Central Index Key Number: 0001722518

LMF Commercial, LLC (f/k/a Rialto Mortgage Finance, LLC)

Central Index Key Number: 0001592182

Starwood Mortgage Capital LLC

Central Index Key Number: 0001548405

Greystone Commercial Mortgage Capital LLC

Central Index Key Number: 0001931347

(Exact names of sponsors as specified in their respective charters)

Paul Vanderslice, (212) 885-4000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned thereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

Date: August 28, 2026	By:	/s/ Paul Vanderslice
	Name:	Paul Vanderslice
	Title:	Chief Executive Officer